Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Tempus Applied Solutions Holdings, Inc.
Entity Central Index Key	0001628871
Trading Symbol	TMPS
Amendment Flag	false
Document Type	S-1
Document Period End Date	Jun. 30, 2017
Entity Filer Category	Smaller Reporting Company